Sales Transfer of Receivables (Detail) - Performing ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Cash flow information
Collections against securitized receivables/transfers	₨ 903.6	$ 14.5	₨ 1,771.9	₨ 1,946.0
Payments made	832.5	13.4	1,537.7	1,819.6
Cash flows on retained interests	₨ 69.3	$ 1.1	₨ 223.1	₨ 128.6